SUBSEQUENT EVENTS (Details) - USD ($)	Feb. 16, 2023	Jun. 30, 2023	Nov. 08, 2022
SUBSEQUENT EVENTS
Dividend declared (in dollars per share)	$ 0.40
Dividend declared	$ 182,600,000
Major business combination | Canadian Assets of Yamana
SUBSEQUENT EVENTS
Consideration paid		$ 1,000,000,000.0
Percentage of voting equity interests acquired			50.00%
Number of instruments or interests issued or issuable		36,089,907